Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0000826675
Registrant Name	DYNEX CAPITAL, INC.
Registration File Number	333-289004
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES